Transactions and Balances with Interested and Related Parties (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Transactions and Balances with Interested and Related Parties [Abstract]
Other accounts payable	$ 57	$ 52
Balance total	$ 57	$ 52